Average Annual Total Returns	12 Months Ended
Jan. 31, 2015
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.98%
Five Years	13.93%
Since Inception	7.81%
Inception Date	Apr. 27, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.06%
Five Years	14.05%
Since Inception	7.95%
Inception Date	Apr. 21, 2006
Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.04%
Since Inception	11.99%
Inception Date	Dec. 19, 2013
Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	11.85%
Five Years	14.64%
Ten Years	9.12%
Inception Date	May 15, 1992
Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(14.26%)
Five Years	3.00%
Ten Years	8.06%
Inception Date	May 23, 1984
Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(14.22%)
Five Years	3.06%
Ten Years	8.13%
Inception Date	Nov. 12, 2001
Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.52%
Five Years	20.17%
Ten Years	12.69%
Inception Date	May 23, 1984
Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.57%
Five Years	20.23%
Ten Years	12.77%
Inception Date	Nov. 12, 2001
Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(11.41%)
Five Years	(11.66%)
Ten Years	0.94%
Inception Date	May 23, 1984
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.13%
Five Years	16.84%
Ten Years	8.41%
Inception Date	May 13, 1996
Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.29%
Five Years	16.99%
Ten Years	8.54%
Inception Date	Sep. 23, 2004
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.28%
Five Years	17.03%
Ten Years	8.56%
Inception Date	Dec. 02, 2003
Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.32%
Five Years	17.00%
Ten Years	8.54%
Inception Date	Nov. 12, 2001
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.47%
Five Years	13.51%
Since Inception	7.45%
Return After Taxes on Distributions | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	9.53%
Five Years	13.60%
Since Inception	7.57%
Return After Taxes on Distributions | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.90%
Five Years	14.10%
Ten Years	8.68%
Return After Taxes on Distributions | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(15.85%)
Five Years	1.88%
Ten Years	7.08%
Return After Taxes on Distributions | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	24.65%
Five Years	18.44%
Ten Years	11.30%
Return After Taxes on Distributions | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(11.41%)
Five Years	(12.34%)
Ten Years	(0.30%)
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.77%
Five Years	15.65%
Ten Years	7.17%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.88%
Five Years	15.75%
Ten Years	7.25%
Return After Taxes on Distributions | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	28.85%
Five Years	15.78%
Ten Years	7.27%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.03%
Five Years	11.20%
Since Inception	6.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	6.09%
Five Years	11.30%
Since Inception	6.42%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	7.38%
Five Years	11.78%
Ten Years	7.47%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.98%)
Five Years	2.45%
Ten Years	6.75%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.89%
Five Years	16.25%
Ten Years	10.33%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(6.46%)
Five Years	(7.72%)
Ten Years	1.93%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.01%
Five Years	13.01%
Ten Years	6.21%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.10%
Five Years	13.11%
Ten Years	6.30%
Return After Taxes on Distributions and Sale of Fund Shares | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	17.09%
Five Years	13.14%
Ten Years	6.32%
Based on Market Value | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.06%
Five Years	14.05%
Since Inception	7.95%
Based on Market Value | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.41%
Five Years	16.97%
Ten Years	8.54%
Standard & Poor's 500 Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.69%
Five Years	15.45%
Ten Years	7.67%
Spliced Global Precious Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(14.37%)
Five Years	(9.01%)
Ten Years	3.73%
Russell 1000 Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	13.24%
Five Years	15.64%
Ten Years	7.96%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.48%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.48%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.48%
REIT Spliced Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.48%
Dividend Growth Spliced Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.12%
Five Years	13.84%
Ten Years	7.12%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.78%)
Five Years	8.76%
Ten Years	9.48%
Standard & Poor's Energy Sector Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(7.78%)
Five Years	8.76%
Ten Years	9.48%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.31%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.31%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Institutional Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.31%
MSCI US REIT Index | Vanguard REIT Index Fund | Vanguard REIT Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	30.38%
Five Years	17.05%
Ten Years	8.31%
S&P Global Custom Metals and Mining Index | Vanguard Precious Metals and Mining Fund | Vanguard Precious Metals and Mining Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(14.37%)
Five Years	(9.01%)
Ten Years	none
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.12%
Five Years	14.16%
Since Inception	8.07%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - ETF Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.12%
Five Years	14.16%
Since Inception	8.09%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Appreciation Index Fund | Vanguard Dividend Appreciation Index Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.12%
Since Inception	12.06%
NASDAQ US Dividend Achievers Select Index | Vanguard Dividend Growth Fund | Vanguard Dividend Growth Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	10.12%
Five Years	14.16%
Ten Years	none
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(13.71%)
Five Years	(1.61%)
Ten Years	4.77%
Global Natural Resources Funds Average | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(13.71%)
Five Years	(1.61%)
Ten Years	4.77%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.46%
Five Years	19.33%
Ten Years	10.77%
Global Health Biotechnology Funds Average | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	25.46%
Five Years	19.33%
Ten Years	10.77%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(13.47%)
Five Years	1.73%
Ten Years	5.89%
MSCI ACWI Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(13.47%)
Five Years	1.73%
Ten Years	5.89%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.13%
Five Years	16.17%
Ten Years	9.58%
MSCI ACWI Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.13%
Five Years	16.17%
Ten Years	9.58%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(13.47%)
Five Years	2.62%
Ten Years	6.35%
Spliced Energy Index | Vanguard Energy Fund | Vanguard Energy Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	(13.47%)
Five Years	2.62%
Ten Years	6.35%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Investor Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.13%
Five Years	16.74%
Ten Years	9.41%
Spliced Health Care Index | Vanguard Health Care Fund | Vanguard Health Care Fund - Admiral Shares
Average Annual Returns for Periods Ended December 31, 2014
One Year	18.13%
Five Years	16.74%
Ten Years	9.41%